Capital Structure, Financial Risk and Related Items - Treasury Shares (Details)			12 Months Ended
	Mar. 15, 2024 shares	Mar. 13, 2024 DKK (kr)	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2019 shares	Dec. 31, 2021 DKK (kr) shares
Number of shares
Purchase of treasury shares. | shares			2,011,853
Share capital
Share capital, at beginning of period | kr			kr 66,100,000	kr 66,000,000.0	kr 65,700,000
Purchase of treasury shares | kr			3,879,000,000	564,000,000	908,000,000
Share capital, at end of period | kr			kr 66,200,000	66,100,000	kr 66,000,000.0
Proportion of share capital
Number of share buy back programs | shares	2
Treasury stock, shares outstanding | shares			2,647,007
Cost
Nominal value of shares repurchases | kr			kr 3,500,000	kr 500,000			kr 500,000
Treasury shares held | shares			66,187,186	66,074,535	65,961,573		65,718,456
Treasury shares [member]
Number of shares
Number of shares at beginning of period | shares			744,170	589,948	288,325
Purchase of treasury shares. | shares			2,011,853	220,000	370,000
Shares used for funding RSU program | shares			(109,016)	(65,778)	(68,377)
Number of shares at end of period | shares			2,647,007	744,170	589,948
Share capital
Share capital, at beginning of period | kr			kr 700,000	kr 600,000	kr 300,000
Purchase of treasury shares | kr			2,000,000.0	200,000	400,000
Shares used for funding RSU program | kr			(100,000)	(100,000)	(100,000)
Share capital, at end of period | kr			kr 2,600,000	kr 700,000	kr 600,000
Proportion of share capital
Proportion of share capital, at beginning of period			1.10%	0.90%	0.40%
Proportion of share capital on purchase of treasury shares			3.00%	0.30%	0.60%
Proportion of share capital on shares used for funding RSU program			(0.10%)	(0.10%)	(0.10%)
Proportion of share capital, at end of period			4.00%	1.10%	0.90%
Cost
Cost, at beginning of period | kr			kr 1,816,000,000	kr 1,378,000,000	kr 550,000,000
Purchase of treasury shares | kr			3,879,000,000	564,000,000	908,000,000
Shares used for funding RSU program | kr			(246,000,000)	(126,000,000)	(80,000,000)
Cost at end of period | kr			kr 5,449,000,000	kr 1,816,000,000	kr 1,378,000,000
RSU
Number of shares
Purchase of treasury shares. | shares				220,000
Share capital
Purchase of treasury shares | kr				kr 564,000,000
Proportion of share capital
Proportion of share capital on purchase of treasury shares				3.00%	0.30%
First authorization
Cost
Number of shares authorized for repurchase | shares				3,500,000
Actual shares repurchased under authorization | shares				1,821,853
Shares available for repurchase | shares				1,678,147
Second authorization
Cost
Number of shares authorized for repurchase | shares						500,000
Shares available for repurchase | shares						500,000
2024 Authorization | Maximum [Member]
Cost
Number of authorization | kr		3,500,000